Related Parties' Transactions And Balances (Tables)	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
Schedule Of Related Parties Transactions And Balances

	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2023
Income -
Sales to related-party companies (*)	$155,126	$151,708	$147,807
Interest income	$75	$41	$—
Cost and expenses -
Supplies from related parties (**)	$39,707	$34,564	$27,099

Balances:	December 31, 2025	December 31, 2024
Trade receivables and other receivables (*)	$183,649	$138,529
Trade payables and advances (**)	$48,556	$55,746
Loans to related parties (***)	$1,541	$1,500

The sales to the Company’s related parties in respect of U.S. government defense contracts are made on the basis of cost.

(*)    A significant portion of the sales and balances include sales of helmet mounted cueing systems purchased from the Company by a 50%-owned affiliate of ESA.
(**)    Includes mainly electro-optics components and sensors, purchased by the Company from a 50%-owned Israeli company.
(***)    Includes mainly $ 1,500 loan to a 49%-owned affiliate of a subsidiary, bearing a 5% annual interest rate. The loan was granted for ongoing operational purposes, in addition to a $ 3,000 guarantee.